UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-04494

                                    The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                   Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Annual Report — December 31, 2013

Portfolio Management Team

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall, 3 stars for the three year period and 5 stars for the five and ten year periods ended December 31, 2013 among 1,355, 1,355, 1,215, and 794 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the year ended December 31, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund increased 32.4% compared with an increase of 32.4% for the Standard & Poor’s (“S&P”) 500 Index. See page 3 for additional performance information.

Enclosed are the schedule of investments and financial statements as of December 31, 2013.

Performance Discussion (Unaudited)

On the first business day of trading in January 2013, stocks began trading with a strong start to the year. Self-imposed U.S. governmental crisis (the debt ceiling and “sequestration” spending cuts) were either averted or shrugged off by the market. Global monetary policy also remained accommodative, with the Federal Reserve (“Fed”) and Mario Draghi’s European Central Bank continuing to keep rates low. Even Japan, following the election of Shinzo Abe, has said that it will use all options to beat deflation, leading to a substantial weakening of the yen.

Signs of modest improvement in the U.S. economy contrasted with renewed volatility in Europe, economic deceleration in China and Latin America, and political unrest in the Middle East. The Fed continued its program of quantitative easing throughout the year with the economy slowly improving. The Fed’s decision to keep its bond repurchasing at $85 billion per month rather than taper also helped to bolster market returns. At the end of the third quarter, the attention turned to the federal government shutdown that started on October 1 and the potential for the U.S bumping up against the Federal debt ceiling. Despite recurring drama in Washington, recession in Europe, and turmoil in emerging markets, the U.S. equity market ended the year 170% above its March 2009 low, representing a compounded annual return of over 22% during this period.

Selected holdings that contributed positively to performance in 2013 were Viacom Inc. (1.2% of net assets as of December 31, 2013), a pure play content company that owns a global stable of cable networks, including MTV, Nickelodeon, VHI and BET, and the Paramount movie studios; INDEX Corp. (1.4%) a diversified, engineered products company serving high-growth niche markets; and Curtis-Wright Corp (0.7%), an innovative engineering company with approximately 10,000 employees. Some of our weaker performing stocks during the year were Newmont Mining Corp. (0.4%), a gold mining company; Barrick Gold Corp. (0.2%), the largest gold mining company in the world, with its headquarters in Toronto, Ontario, Canada and four regional business units located in Australia, Africa, North America, and South America; and NII Holdings Inc. (less than 0.05%), a provider of mobile communication services.

We appreciate your confidence and trust.

Sincerely yours,

Bruce N. Alpert President

February 11, 2014

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variations in a fund’s monthly performance, place more emphasis on downward variations and rewarding consistant performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2014 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Comparative Results

Average Annual Returns through December 31, 2013 (a) (Unaudited)				Since
	1 Year	5 Year	10 Year	Inception (3/3/86)
Class AAA (GABAX)	32.37%	19.69%	9.84%	12.68%
S&P 500 Index	32.39	17.94	7.41	10.35	(d)
Dow Jones Industrial Average	29.59	16.69	7.43	11.40	(d)
Nasdaq Composite Index	40.12	22.92	8.81	9.07	(d)
Class A (GATAX)	32.37	19.69	9.84	12.68
With sales charge (b)	24.76	18.28	9.19	12.43
Class C (GATCX)	31.41	18.82	9.03	12.38
With contingent deferred sales charge (c)	30.41	18.82	9.03	12.38
Class I (GABIX)	32.70	19.99	10.01	12.74

In the current prospectuses dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.38%, 1.38%, 2.13%, and 1.13%, respectively. See page 16 for the expense ratios for the year ended December 31, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

THE GABELLI ASSET FUND (CLASS AAA SHARES) AND S&P 500 INDEX (Unaudited)

*

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Gabelli Asset Fund
Disclosure of Fund Expenses
For the Six Month Period from July 1, 2013 through December 31, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2013.

	Beginning Account Value 07/01/13	Ending Account Value 12/31/13	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Asset Fund

Actual Fund Return
Class AAA	$1,000.00	$1,165.40	1.35%	$ 7.37
Class A	$1,000.00	$1,165.30	1.35%	$ 7.37
Class C	$1,000.00	$1,161.10	2.10%	$11.44
Class I	$1,000.00	$1,166.70	1.10%	$ 6.01
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.40	1.35%	$ 6.87
Class A	$1,000.00	$1,018.40	1.35%	$ 6.87
Class C	$1,000.00	$1,014.62	2.10%	$10.66
Class I	$1,000.00	$1,019.66	1.10%	$ 5.60

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2013:

The Gabelli Asset Fund

Food and Beverage	11.5%
Financial Services	8.3%
Cable and Satellite	7.6%
Equipment and Supplies	7.5%
Entertainment	6.9%
Energy and Utilities	6.4%
Health Care	4.9%
Consumer Products	4.4%
Diversified Industrial	4.2%
Automotive: Parts and Accessories	4.0%
Machinery	3.4%
Aviation: Parts and Services	3.1%
Retail	2.8%
Business Services	2.5%
Telecommunications	2.1%
Aerospace	2.0%
Consumer Services	2.0%
Metals and Mining	1.8%
Hotels and Gaming	1.7%
Broadcasting	1.6%
Computer Software and Services	1.5%
Specialty Chemicals	1.3%
Environmental Services	1.1%

Publishing	1.1%
Automotive	1.1%
Electronics	1.0%
U.S. Government Obligations	0.8%
Agriculture	0.7%
Wireless Communications	0.7%
Transportation	0.5%
Communications Equipment	0.3%
Building and Construction	0.3%
Computer Hardware	0.3%
Real Estate	0.3%
Real Estate Investment Trusts	0.1%
Manufactured Housing and Recreational Vehicles	0.1%
Home Furnishings	0.0%*
Airlines	0.0%*
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	0.1%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — December 31, 2013

Shares		Cost	Market Value
	COMMON STOCKS — 99.1%
	Aerospace — 2.0%
660,000	Exelis Inc.	$3,153,567	$12,579,600
5,000	Lockheed Martin Corp.	147,750	743,300
8,000	Northrop Grumman Corp.	357,650	916,880
2,175,000	Rolls-Royce Holdings plc	16,260,973	45,921,785
187,050,000	Rolls-Royce Holdings plc, Cl. C†(a)	302,078	309,747
2,000	Spirit Aerosystems Holdings Inc., Cl. A†	62,973	68,160
98,000	The Boeing Co.	5,643,746	13,376,020

		25,928,737	73,915,492

	Agriculture — 0.7%
412,000	Archer Daniels Midland Co.	5,292,912	17,880,800
61,058	Monsanto Co.	1,180,246	7,116,310
9,000	Potash Corp of Saskatchewan Inc.	41,185	296,640
27,200	The Mosaic Co.	472,495	1,285,744

		6,986,838	26,579,494

	Airlines — 0.0%
6,654	American Airlines Group Inc.†	5,099	168,013

	Automotive — 1.1%
295,000	Ford Motor Co.	3,806,658	4,551,850
135,000	Hertz Global Holdings Inc.†	3,111,455	3,863,700
665,330	Navistar International Corp.†	16,099,565	25,408,953
96,100	PACCAR Inc.	493,664	5,686,237
3,200	Volkswagen AG	128,709	866,804

		23,640,051	40,377,544

	Automotive: Parts and Accessories — 4.0%
230,400	BorgWarner Inc.	1,029,203	12,881,664
350,000	Brembo SpA	3,995,221	9,427,707
94,000	CLARCOR Inc.	602,883	6,048,900
5,000	Cooper Tire & Rubber Co.	129,102	120,200
550,600	Dana Holding Corp.	6,033,819	10,802,772
145,678	Federal-Mogul Corp.†	2,181,066	2,866,943
546,500	Genuine Parts Co.	15,277,314	45,463,335
430,500	Johnson Controls Inc.	4,907,951	22,084,650
115,000	Modine Manufacturing Co.†	1,174,864	1,474,300
173,400	O’Reilly Automotive Inc.†	7,460,491	22,318,314
88,000	Standard Motor Products Inc.	776,644	3,238,400
185,000	Superior Industries International Inc.	3,649,504	3,816,550
91,400	Tenneco Inc.†	2,419,319	5,170,498

		49,637,381	145,714,233

	Aviation: Parts and Services — 3.1%
1,075,000	BBA Aviation plc	2,639,548	5,707,176
435,500	Curtiss-Wright Corp.	3,038,055	27,101,165
580,000	GenCorp Inc.†	1,952,181	10,451,600
121,100	Kaman Corp.	1,946,448	4,811,303

Shares			Cost	Market Value
238,000		Precision Castparts Corp.	$2,391,878	$64,093,401
12,000		Woodward Inc.	426,301	547,320

			12,394,411	112,711,965

		Broadcasting — 1.6%
302,200		CBS Corp., Cl. A, Voting	3,256,445	19,232,008
18,000		Cogeco Inc.	342,646	829,974
26,666		Corus Entertainment Inc., Cl. B, OTC	43,320	644,784
13,334		Corus Entertainment Inc., Cl. B, Toronto	21,662	322,853
198,300		Liberty Media Corp., Cl. A†	655,627	29,041,035
108,000		LIN Media LLC, Cl. A†	1,674,000	3,100,680
12,000		Naspers Ltd., Cl. N	472,418	1,253,777
366,000		Television Broadcasts Ltd.	1,680,508	2,447,300
50,000		Tokyo Broadcasting System Holdings Inc.	726,526	620,074

			8,873,152	57,492,485

		Building and Construction — 0.3%
196,300		Fortune Brands Home & Security Inc.	2,678,310	8,970,910
67,070		Layne Christensen Co.†	1,338,332	1,145,556

			4,016,642	10,116,466

		Business Services — 2.5%
138,000		ACCO Brands Corp.†	896,434	927,360
26,000		ARAMARK Holdings Corp.†	557,699	681,720
38,000		Ascent Capital Group Inc., Cl. A†	673,653	3,251,280
64,100		Blucora Inc.†	995,767	1,869,156
240,000		Clear Channel Outdoor Holdings Inc., Cl. A	1,419,864	2,433,600
15,080	(b)	Contax Participacoes SA†	30,974	127,837
170,600		Ecolab Inc.	1,569,844	17,788,462
15,000		Edenred	273,621	502,064
125,000		Fly Leasing Ltd., ADR	1,652,288	2,008,750
60,000		Landauer Inc.	370,683	3,156,600
355,900		Live Nation Entertainment Inc.†	3,773,518	7,032,584
75,400		Macquarie Infrastructure Co. LLC	2,763,388	4,104,022
24,700		MasterCard Inc., Cl. A	1,728,257	20,635,862
20,000		MOCON Inc.	275,441	316,000
5,000		Mohawk Industries Inc.†	317,604	744,500
40,000		Monster Worldwide Inc.†	575,657	285,200
2,000		MSC Industrial Direct Co. Inc., Cl. A	143,139	161,740
188,000		The Brink’s Co.	5,283,880	6,418,320
890,000		The Interpublic Group of Companies Inc.	7,701,848	15,753,000

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2013

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
16,500	Visa Inc., Cl. A	$869,361	$3,674,220

		31,872,920	91,872,277

	Cable and Satellite — 7.6%
346,400	AMC Networks Inc., Cl. A†	729,422	23,593,304
1,825,600	Cablevision Systems Corp., Cl. A	3,737,591	32,733,008
6,000	Charter Communications Inc., Cl. A†	298,565	820,560
160,000	Comcast Corp., Cl. A	2,208,213	8,314,400
318,000	Comcast Corp., Cl. A, Special	6,702,683	15,861,840
31,000	DigitalGlobe Inc.†	567,756	1,275,650
821,002	DIRECTV†	7,969,977	56,723,029
350,200	DISH Network Corp., Cl. A†	7,509,137	20,283,584
109,000	EchoStar Corp., Cl. A†	3,256,256	5,419,480
148,900	Liberty Global plc, Cl. A†	1,238,877	13,250,611
222,900	Liberty Global plc, Cl. C†	4,383,011	18,794,928
939,800	Rogers Communications Inc., New York, Cl. B	5,765,256	42,525,950
50,000	Rogers Communications Inc., Toronto, Cl. B	229,821	2,262,650
219,900	Scripps Networks Interactive Inc., Cl. A	7,376,391	19,001,559
124,000	Shaw Communications Inc., New York, Cl. B	240,822	3,018,160
120,000	Shaw Communications Inc., Toronto, Cl. B	164,952	2,920,216
220,000	Sky Deutschland AG†	1,925,730	2,421,241
73,800	Time Warner Cable Inc.	5,181,856	9,999,900

		59,486,316	279,220,070

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.†	99,328	101,497
79,920	Royce Value Trust Inc.	975,443	1,278,720

		1,074,771	1,380,217

	Communications Equipment — 0.3%
580,000	Corning Inc.	4,787,706	10,335,600
7,000	Motorola Solutions Inc.	395,938	472,500

		5,183,644	10,808,100

	Computer Hardware — 0.3%
220,039	Hewlett-Packard Co.	4,820,692	6,156,691
20,000	International Business Machines Corp.	3,510,946	3,751,400
3,000	Wincor Nixdorf AG	153,769	207,883

		8,485,407	10,115,974

	Computer Software and Services — 1.5%
259,200	Diebold Inc.	8,756,572	8,556,192
17,000	DST Systems Inc.	1,170,048	1,542,580

Shares		Cost	Market Value
80,000	EarthLink Inc.	$568,012	$405,600
82,000	eBay Inc.†	2,864,625	4,500,980
62,400	Fidelity National Information Services Inc.	1,170,063	3,349,632
1,600	Google Inc., Cl. A†	1,037,598	1,793,136
39,803	Guidance Software Inc.†	337,910	402,010
152,000	Internap Network Services Corp.†	1,023,795	1,143,040
20,000	InterXion Holding NV†	305,142	472,200
30,000	MedAssets Inc.†	531,888	594,900
55,000	Microsoft Corp.	1,628,938	2,058,650
189,200	NCR Corp.†	4,866,949	6,444,152
70,000	RealD Inc.†	629,648	597,800
97,200	Rockwell Automation Inc.	3,459,813	11,485,152
275,000	Yahoo! Inc.†	4,802,453	11,121,000

		33,153,454	54,467,024

	Consumer Products — 4.4%
20,000	Altria Group Inc.	388,525	767,800
162,000	Avon Products Inc.	3,336,602	2,789,640
30,000	Brunswick Corp.	735,843	1,381,800
11,000	Christian Dior SA	307,335	2,078,484
399,800	Church & Dwight Co. Inc.	1,287,498	26,498,744
378,000	Coty Inc., Cl. A	6,124,933	5,764,500
259,800	Energizer Holdings Inc.	6,366,009	28,120,752
3,400	Givaudan SA	1,182,809	4,855,782
32,000	Harley-Davidson Inc.	80,600	2,215,680
20,000	Kimberly-Clark Corp.	1,186,368	2,089,200
14,000	Mattel Inc.	252,700	666,120
11,500	National Presto Industries Inc.	346,759	925,750
25,000	Philip Morris International Inc.	950,939	2,178,250
48,000	Reckitt Benckiser Group plc	1,552,981	3,809,763
120,800	Sally Beauty Holdings Inc.†	975,145	3,651,784
9,000	Stanley Black & Decker Inc.	711,282	726,210
10,000	Svenska Cellulosa AB, Cl. A	169,715	307,843
50,000	Svenska Cellulosa AB, Cl. B	709,301	1,539,215
1,098,400	Swedish Match AB	12,638,025	35,299,219
10,000	Syratech Corp.†	2,000	30
4,000	The Estee Lauder Companies Inc., Cl. A	180,995	301,280
373,000	The Procter & Gamble Co.	14,298,424	30,365,930
75,000	Unilever plc, ADR	2,404,004	3,090,000
58,000	Wolverine World Wide Inc.	269,731	1,969,680

		56,458,523	161,393,456

	Consumer Services — 2.0%
8,333	Allegion plc†	87,309	368,250
5,000	Expedia Inc.	239,485	348,300
146,400	IAC/InterActiveCorp.	1,475,257	10,056,216
534,400	Liberty Interactive Corp., Cl. A†	4,014,796	15,684,640

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2013

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
36,551	Liberty Ventures, Cl. A†	$862,587	$4,480,787
868,200	Rollins Inc.	3,008,073	26,297,778
319,100	The ADT Corp.	11,027,809	12,913,977
72,000	Tree.com Inc.†	522,739	2,364,480

		21,238,055	72,514,428

	Diversified Industrial — 4.2%
10,000	Acuity Brands Inc.	118,020	1,093,200
10,000	Albany International Corp., Cl. A	238,798	359,300
5,000	Anixter International Inc.	45,044	449,200
35,800	Blount International Inc.†	458,552	518,026
418,600	Crane Co.	6,741,479	28,150,850
79,800	Greif Inc., Cl. A	721,431	4,181,520
272,534	Greif Inc., Cl. B	14,852,830	16,016,823
440,000	Honeywell International Inc.	14,134,228	40,202,800
25,000	Ingersoll-Rand plc	349,237	1,540,000
334,500	ITT Corp.	2,891,845	14,523,990
20,000	Jardine Matheson Holdings Ltd.	999,049	1,046,200
118,500	Jardine Strategic Holdings Ltd.	2,755,006	3,792,000
154,300	Katy Industries Inc.†	183,765	63,263
17,000	Magnetek Inc.†	306,600	406,640
245,000	Myers Industries Inc.	1,533,959	5,174,400
12,000	Nortek Inc.†	462,854	895,200
65,000	Pentair Ltd.	2,217,442	5,048,550
21,300	Sulzer AG	1,972,137	3,435,985
151,000	Textron Inc.	1,174,873	5,550,760
207,000	Toray Industries Inc.	1,449,216	1,430,975
115,700	Trinity Industries Inc.	1,127,495	6,307,964
336,800	Tyco International Ltd.	7,511,135	13,822,272
6,500	Waters Corp.†	477,757	650,000

		62,722,752	154,659,918

	Electronics — 1.0%
140,000	Cypress Semiconductor Corp.	1,367,652	1,470,000
100,000	Intel Corp.	2,151,614	2,596,000
12,800	Kyocera Corp., ADR	189,423	641,792
80,000	LSI Corp.	418,702	881,600
1,500	Mettler-Toledo International Inc.†	212,220	363,885
6,000	Samsung Electronics Co. Ltd., GDR(c)	1,077,139	3,918,000
680,000	Sony Corp., ADR	14,143,841	11,757,200
47,000	TE Connectivity Ltd.	1,279,666	2,590,170
267,400	Texas Instruments Inc.	6,796,886	11,741,534

		27,637,143	35,960,181

	Energy and Utilities — 6.4%
11,000	Anadarko Petroleum Corp.	652,895	872,520

Shares		Cost	Market Value
178,400	BP plc, ADR	$4,922,745	$8,672,024
10,000	Cameron International Corp.†	543,605	595,300
266,000	Chevron Corp.	9,330,008	33,226,060
298,800	ConocoPhillips	6,432,087	21,110,220
222,600	CONSOL Energy Inc.	8,341,435	8,467,704
118,200	Devon Energy Corp.	1,630,365	7,313,034
11,000	Diamond Offshore Drilling Inc.	889,063	626,120
20,000	Edison International	340,000	926,000
216,700	El Paso Electric Co.	2,769,755	7,608,337
83,700	EOG Resources Inc.	383,325	14,048,208
299,600	Exxon Mobil Corp.	7,265,471	30,319,520
47,000	FirstEnergy Corp.	711,263	1,550,060
130,000	GenOn Energy Inc., Escrow†	0	0
179,300	Halliburton Co.	5,844,552	9,099,475
138,000	Kinder Morgan Inc.	2,402,953	4,968,000
277,900	National Fuel Gas Co.	14,217,136	19,842,060
30,000	NextEra Energy Inc.	1,496,306	2,568,600
47,000	Northeast Utilities	778,734	1,992,330
12,000	Occidental Petroleum Corp.	941,505	1,141,200
58,200	Oceaneering International Inc.	1,510,236	4,590,816
30,000	Patterson-UTI Energy Inc.	535,891	759,600
65,200	Phillips 66	913,753	5,028,876
220,000	Rowan Companies plc, Cl. A†	8,220,379	7,779,200
45,000	Royal Dutch Shell plc, Cl. A, ADR	2,684,943	3,207,150
128,000	SJW Corp.	2,097,345	3,813,120
172,500	Southwest Gas Corp.	2,956,101	9,644,475
195,000	Spectra Energy Corp.	4,598,542	6,945,900
75,000	Talisman Energy Inc.	1,268,705	873,750
105,000	The AES Corp.	449,800	1,523,550
37,000	Transocean Ltd.	1,984,168	1,828,540
865,000	Weatherford International Ltd.†	13,847,604	13,398,850

		110,960,670	234,340,599

	Entertainment — 6.9%
195,500	Discovery Communications Inc., Cl. A†	2,034,352	17,677,110
196,500	Discovery Communications Inc., Cl. C†	1,606,527	16,478,490
28,000	DreamWorks Animation SKG Inc., Cl. A†	636,883	994,000
71,400	Electronic Arts Inc.†	1,180,583	1,637,916
767,400	Grupo Televisa SAB, ADR	9,296,795	23,221,524
2,500	Nintendo Co. Ltd.	394,759	332,589
211,800	Starz, Cl. A†	111,071	6,193,032
447,300	The Madison Square Garden Co., Cl. A†	1,087,066	25,755,534
285,001	Time Warner Inc.	6,901,823	19,870,270
2,240,000	Twenty-First Century Fox Inc., Cl. A	14,184,686	78,803,200

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2013

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
155,000	Twenty-First Century Fox Inc., Cl. B	$3,034,651	$5,363,000
483,534	Viacom Inc., Cl. A	14,801,470	42,439,779
25,000	Viacom Inc., Cl. B	1,051,735	2,183,500
528,600	Vivendi SA	9,417,019	13,929,472

		65,739,420	254,879,416

	Environmental Services — 1.1%
55,000	Progressive Waste Solutions Ltd.	1,127,407	1,361,250
649,300	Republic Services Inc.	8,692,277	21,556,760
20,000	Waste Connections Inc.	632,503	872,600
418,200	Waste Management Inc.	8,352,658	18,764,634

		18,804,845	42,555,244

	Equipment and Supplies — 7.5%
1,243,800	AMETEK Inc.	2,086,282	65,510,946
6,000	Amphenol Corp., Cl. A	23,162	535,080
10,000	AZZ Inc.	370,300	488,600
96,000	CIRCOR International Inc.	951,585	7,754,880
121,000	Crown Holdings Inc.†	545,504	5,392,970
180,000	CTS Corp.	1,062,935	3,583,800
8,000	Danaher Corp.	70,641	617,600
788,800	Donaldson Co. Inc.	2,606,318	34,281,248
618,000	Flowserve Corp.	2,748,316	48,716,940
49,400	Graco Inc.	2,416,219	3,859,128
214,000	GrafTech International Ltd.†	1,757,244	2,403,220
719,800	IDEX Corp.	2,684,147	53,157,230
135,000	Interpump Group SpA	551,921	1,619,480
5,000	Lawson Products Inc.†	57,987	61,250
64,000	Mueller Industries Inc.	3,414,123	4,032,640
202,000	Sealed Air Corp.	4,018,605	6,878,100
2,000	SL Industries Inc.	5,719	54,200
50,000	Tenaris SA, ADR	2,084,403	2,184,500
93,000	The Manitowoc Co. Inc.	227,538	2,168,760
17,000	The Toro Co.	592,882	1,081,200
88,200	The Weir Group plc	371,136	3,113,903
112,000	Timken Co.	6,373,549	6,167,840
26,700	Valmont Industries Inc.	213,868	3,981,504
305,000	Watts Water Technologies Inc., Cl. A	3,537,145	18,870,350

		38,771,529	276,515,369

	Financial Services — 8.3%
15,700	Alleghany Corp.†	2,633,386	6,279,372
80,000	AllianceBernstein Holding LP	1,450,547	1,707,200
652,400	American Express Co.	18,624,022	59,192,252
7,000	Ameriprise Financial Inc.	221,427	805,350
29,700	Argo Group International Holdings Ltd.	951,631	1,380,753
52,000	Bank of America Corp.	453,096	809,640

Shares		Cost	Market Value
209	Berkshire Hathaway Inc., Cl. A†	$926,922	$37,181,100
75,000	BKF Capital Group Inc.†	419,241	85,875
45,000	Calamos Asset Management Inc., Cl. A	512,984	532,800
65,000	Citigroup Inc.	2,290,500	3,387,150
100,000	First Niagara Financial Group Inc.	1,247,886	1,062,000
160,000	Fortress Investment Group LLC, Cl. A	982,608	1,369,600
134,000	GAM Holding AG	1,850,414	2,606,244
198,000	H&R Block Inc.	3,349,392	5,749,920
205,000	Hartford Financial Services Group Inc.	6,036,626	7,427,150
19,000	HSBC Holdings plc, ADR	1,009,217	1,047,470
53,000	Interactive Brokers Group Inc., Cl. A	893,354	1,290,020
430,000	Janus Capital Group Inc.	3,856,745	5,319,100
262,000	JPMorgan Chase & Co.	10,394,934	15,321,760
95,900	Kinnevik Investment AB, Cl. A	2,113,575	4,462,615
103,000	Kinnevik Investment AB, Cl. B	1,927,183	4,770,587
80,000	KKR & Co. LP	791,990	1,947,200
325,000	KKR Financial Holdings LLC	3,280,488	3,961,750
352,900	Legg Mason Inc.	8,822,921	15,344,092
39,000	Leucadia National Corp.	359,633	1,105,260
88,200	Loews Corp.	3,880,211	4,254,768
44,200	M&T Bank Corp.	3,199,083	5,145,764
142,500	Marsh & McLennan Companies Inc.	4,171,812	6,891,300
98,200	Northern Trust Corp.	4,738,679	6,077,598
30,000	Popular Inc.†	593,108	861,900
10,000	Royal Bank of Canada	521,365	672,300
138,600	State Street Corp.	3,368,429	10,171,854
20,000	SunTrust Banks Inc.	424,879	736,200
48,500	T. Rowe Price Group Inc.	829,332	4,062,845
661,900	The Bank of New York Mellon Corp.	18,843,582	23,126,786
48,000	The Blackstone Group LP	827,223	1,512,000
14,000	The Goldman Sachs Group Inc.	1,633,775	2,481,640
147,000	The PNC Financial Services Group Inc.	8,426,079	11,404,260
8,600	Value Line Inc.	116,877	99,846
40,000	W. R. Berkley Corp.	1,468,924	1,735,600
156,000	Waddell & Reed Financial Inc., Cl. A	3,259,334	10,158,720
670,000	Wells Fargo & Co.	20,268,524	30,418,000

		151,971,938	303,957,641

	Food and Beverage — 11.5%
413,000	Beam Inc.	17,114,818	28,108,780
505,000	Brown-Forman Corp., Cl. A	5,779,771	37,253,850

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2013

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
129,800	Brown-Forman Corp., Cl. B	$2,233,615	$9,808,986
60,000	Campbell Soup Co.	1,691,457	2,596,800
400,000	China Mengniu Dairy Co. Ltd.	1,191,136	1,898,302
26,000	Coca-Cola Enterprises Inc.	508,677	1,147,380
16,500	Coca-Cola HBC AG, ADR	231,193	481,305
100,000	ConAgra Foods Inc.	3,226,367	3,370,000
86,000	Constellation Brands Inc., Cl. A†	1,917,581	6,052,680
6,000	Core-Mark Holding Co. Inc.	279,415	455,580
30,000	Crimson Wine Group Ltd.†	231,103	265,200
280,000	Danone SA	13,245,027	20,153,529
846,200	Davide Campari-Milano SpA	4,838,535	7,077,859
42,500	Dean Foods Co.†	480,459	730,575
308,400	Diageo plc, ADR	11,643,716	40,838,328
85,000	Diamond Foods Inc.†	1,719,117	2,196,400
210,000	Dr Pepper Snapple Group Inc.	5,152,689	10,231,200
80,000	Farmer Brothers Co.†	983,002	1,860,800
389,950	Flowers Foods Inc.	684,686	8,372,226
41,200	Fomento Economico Mexicano SAB de CV, ADR	1,413,752	4,032,244
575,000	General Mills Inc.	10,347,963	28,698,250
37,000	Green Mountain Coffee Roasters Inc.†	904,213	2,796,460
2,530,200	Grupo Bimbo SAB de CV, Cl. A	1,095,155	7,790,299
10,000	Heineken Holding NV	407,450	632,618
115,000	Heineken NV	5,527,767	7,764,754
20,000	Heineken NV, ADR	481,149	675,200
426,400	Hillshire Brands Co.	12,636,620	14,258,816
117,000	Ingredion Inc.	1,397,360	8,009,820
200,000	ITO EN Ltd.	4,430,197	4,180,040
23,200	John Bean Technologies Corp.	371,543	680,456
42,200	Kellogg Co.	1,140,443	2,577,154
81,300	Kerry Group plc, Cl. A	1,052,020	5,647,045
500,000	Kikkoman Corp.	5,747,460	9,429,304
43,000	Kraft Foods Group Inc.	1,540,679	2,318,560
20,400	LVMH Moet Hennessy Louis Vuitton SA	721,732	3,721,337
15,000	MEIJI Holdings Co. Ltd.	678,410	962,871
424,971	Mondelēz International Inc., Cl. A	9,119,874	15,001,476
245,000	Morinaga Milk Industry Co. Ltd.	909,693	725,857
114,800	Nestlé SA	3,337,947	8,403,610
187,800	NISSIN FOODS HOLDINGS CO. LTD.	6,461,360	7,917,881
200,000	Parmalat SpA	569,900	681,249
272,000	PepsiCo Inc.	10,557,791	22,559,681
68,900	Pernod Ricard SA	6,160,332	7,849,235

Shares		Cost	Market Value
92,500	Post Holdings Inc.†	$1,022,309	$4,557,475
82,800	Remy Cointreau SA	4,885,899	6,947,272
10,000	SABMiller plc	358,218	513,513
93,000	Snyders-Lance Inc.	2,030,547	2,670,960
47,000	Suntory Beverage & Food Ltd.	1,498,000	1,497,341
611,900	The Coca-Cola Co.	13,172,826	25,277,589
18,000	The Hain Celestial Group Inc.†	281,085	1,634,040
18,800	The J.M. Smucker Co.	515,952	1,948,056
600,000	Tingyi (Cayman Islands) Holding Corp.	1,488,465	1,733,232
170,670	Tootsie Roll Industries Inc.	1,775,574	5,553,602
100,000	Tyson Foods Inc., Cl. A	1,341,557	3,346,000
45,000	WhiteWave Foods Co., Cl. A†	453,697	1,032,300
335,000	Yakult Honsha Co. Ltd.	8,677,555	16,891,558

		197,664,858	423,816,935

	Health Care — 4.9%
98,400	Actavis plc†	14,166,231	16,531,200
30,000	Aetna Inc.	1,824,027	2,057,700
115,000	Alere Inc.†	3,308,035	4,163,000
33,400	Allergan Inc.	1,529,503	3,710,072
48,584	AmerisourceBergen Corp.	2,100,880	3,415,941
66,800	Amgen Inc.	2,995,069	7,625,888
65,000	AngioDynamics Inc.†	779,348	1,117,350
10,000	ArthroCare Corp.†	227,671	402,400
74,600	Baxter International Inc.	3,876,603	5,188,430
44,400	Becton, Dickinson and Co.	3,408,642	4,905,756
30,000	Biogen Idec Inc.†	198,323	8,392,500
11,500	Bio-Rad Laboratories Inc., Cl. A†	1,167,292	1,421,515
250,000	BioScrip Inc.†	1,510,526	1,850,000
270,000	Boston Scientific Corp.†	1,945,631	3,245,400
156,200	Bristol-Myers Squibb Co.	4,041,968	8,302,030
17,500	Cepheid Inc.†	196,789	817,600
127,000	Chemed Corp.	5,360,645	9,730,740
35,000	Cigna Corp.	1,816,474	3,061,800
31,000	CONMED Corp.	619,303	1,317,500
48,000	Covidien plc	1,766,687	3,268,800
45,000	DaVita HealthCare Partners Inc.†	2,661,123	2,851,650
10,000	DENTSPLY International Inc.	190,509	484,800
30,000	Eli Lilly & Co.	1,057,507	1,530,000
50,000	Endo Health Solutions Inc.†	1,582,728	3,373,000
44,000	Exactech Inc.†	671,660	1,045,440
130,000	Express Scripts Holding Co.†	7,292,048	9,131,200
36,600	Henry Schein Inc.†	1,021,284	4,181,916
15,000	Humana Inc.	1,027,977	1,548,300
125,000	Johnson & Johnson	6,259,745	11,448,750
12,000	Laboratory Corp. of America Holdings†	997,619	1,096,440

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2013

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
150,000	Lexicon Pharmaceuticals Inc.†	$368,250	$270,000
50,000	Life Technologies Corp.†	1,723,836	3,790,000
1,000	Mallinckrodt plc†	34,127	52,260
20,000	McKesson Corp.	1,812,699	3,228,000
12,500	Mead Johnson Nutrition Co.	731,095	1,047,000
150,800	Merck & Co. Inc.	4,380,061	7,547,540
9,000	Nobel Biocare Holding AG	214,660	140,239
20,000	Orthofix International NV†	722,452	456,400
28,000	Owens & Minor Inc.	837,140	1,023,680
60,000	Pain Therapeutics Inc.†	262,640	291,600
68,200	Patterson Companies Inc.	2,184,255	2,809,840
152,600	Pfizer Inc.	2,668,158	4,674,138
40,000	Quality Systems Inc.	728,195	842,400
44,000	Quidel Corp.†	603,237	1,359,160
400	Regeneron Pharmaceuticals Inc.†	43,670	110,096
38,200	Roche Holding AG, ADR	1,509,170	2,681,640
35,000	St. Jude Medical Inc.	1,447,615	2,168,250
32,000	Stryker Corp.	1,660,657	2,404,480
161,400	Tenet Healthcare Corp.†	4,519,649	6,798,168
82,000	UnitedHealth Group Inc.	3,480,739	6,174,600
29,000	William Demant Holding A/S†	1,359,329	2,818,312
93,800	Wright Medical Group Inc.†	1,455,213	2,880,598
14,000	Zimmer Holdings Inc.	723,823	1,304,660
3,000	Zoetis Inc.	78,000	98,070

		109,150,517	182,188,249

	Home Furnishings — 0.0%
14,000	Bed Bath & Beyond Inc.†	861,069	1,124,200
102,600	Blyth Inc.	1,797,010	1,116,288

		2,658,079	2,240,488

	Hotels and Gaming — 1.7%
16,000	Accor SA	533,068	754,987
27,000	Churchill Downs Inc.	1,179,866	2,420,550
700,000	Genting Singapore plc	966,658	829,272
10,000	Home Inns & Hotels Management Inc., ADR†	159,080	436,400
47,000	Hyatt Hotels Corp., Cl. A†	1,847,087	2,324,620
88,200	International Game Technology	1,341,978	1,601,712
56,000	Interval Leisure Group Inc.	478,826	1,730,400
2,302,400	Ladbrokes plc	11,442,394	6,820,880
84,700	Las Vegas Sands Corp.	395,336	6,680,289
4,200,000	Mandarin Oriental International Ltd.	8,011,029	7,014,000
422,400	MGM Resorts International†	4,291,151	9,934,848
55,000	Orient-Express Hotels Ltd., Cl. A†	970,272	831,050
93,000	Pinnacle Entertainment Inc.†	554,742	2,417,070

Shares		Cost	Market Value
16,975	Ryman Hospitality Properties Inc.	$183,936	$709,215
92,000	Starwood Hotels & Resorts Worldwide Inc.	1,805,608	7,309,400
2,030,000	The Hongkong & Shanghai Hotels Ltd.	2,748,224	2,754,033
110,000	Universal Entertainment Corp.	1,418,966	2,026,398
10,000	Wyndham Worldwide Corp.	249,886	736,900
21,200	Wynn Resorts Ltd.	1,018,420	4,117,252

		39,596,527	61,449,276

	Machinery — 3.4%
121,500	Caterpillar Inc.	799,951	11,033,415
280,000	CNH Industrial NV, Brsaltaliana†	2,940,908	3,191,361
1,531,200	CNH Industrial NV, New York†	12,317,794	17,379,120
680,000	Deere & Co.	5,254,398	62,104,400
30,000	Kennametal Inc.	1,238,972	1,562,100
26,000	Mueller Water Products Inc., Cl. A	192,104	243,620
750,000	Xylem Inc.	10,158,027	25,950,000
49,000	Zebra Technologies Corp., Cl. A†	1,695,723	2,649,920

		34,597,877	124,113,936

	Manufactured Housing and Recreational Vehicles — 0.1%
32,000	Cavco Industries Inc.†	605,460	2,198,400
30,000	Nobility Homes Inc.†	500,111	270,300
50,000	Skyline Corp.†	505,394	257,500

		1,610,965	2,726,200

	Metals and Mining — 1.8%
68,000	Agnico Eagle Mines Ltd.	2,574,245	1,793,840
299,600	Alcoa Inc.	2,926,689	3,184,748
316,600	Barrick Gold Corp.	5,918,450	5,581,658
70,000	Cliffs Natural Resources Inc.	1,276,375	1,834,700
180,000	Eaton Corp. plc	9,343,008	13,701,600
95,000	Franco-Nevada Corp.	3,312,359	3,870,300
213,200	Freeport-McMoRan Copper & Gold Inc.	4,347,281	8,046,168
38,000	Global Brass & Copper Holdings Inc.	612,869	628,900
50,000	Kinross Gold Corp.	359,224	219,000
14,000	Labrador Iron Ore Royalty Corp.	471,866	452,850
52,000	New Hope Corp. Ltd.	70,252	154,614
611,000	Newmont Mining Corp.	16,026,482	14,071,330
150,000	Peabody Energy Corp.	3,359,927	2,929,500
136,400	Royal Gold Inc.	6,033,004	6,283,948
160,000	Silver Wheaton Corp.	3,198,403	3,230,400

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2013

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
120,000	Turquoise Hill Resources Ltd.†	$686,537	$396,000

		60,516,971	66,379,556

	Publishing — 1.1%
200,000	Il Sole 24 Ore SpA†	330,379	165,910
160,100	McGraw Hill Financial Inc.	1,396,904	12,519,820
430,000	Media General Inc.†	3,531,841	9,718,000
66,000	Meredith Corp.	1,436,874	3,418,800
567,775	News Corp., Cl. A†	2,053,010	10,231,305
170,000	News Corp., Cl. B†	2,489,999	3,031,100
20,000	Nielsen Holdings NV†	566,418	917,800
92,000	The E.W. Scripps Co., Cl. A†	739,898	1,998,240
25,000	The New York Times Co., Cl. A	228,978	396,750

		12,774,301	42,397,725

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	294,496	427,130
55,000	Forest City Enterprises Inc., Cl. A†	1,050,761	1,050,500
104,000	Griffin Land & Nurseries Inc.	1,510,666	3,471,520
10,000	QTS Realty Trust Inc., Cl. A	211,719	247,800
242,300	The St. Joe Co.†	1,815,941	4,649,737

		4,883,583	9,846,687

	Real Estate Investment Trusts — 0.1%
14,422	Host Hotels & Resorts Inc.	290,636	280,364
200	Vornado Realty Trust	17,234	17,758
150,200	Weyerhaeuser Co.	3,164,312	4,741,814

		3,472,182	5,039,936

	Retail — 2.8%
106,600	Aaron’s Inc.†	580,821	3,134,040
127,400	AutoNation Inc.†	1,062,021	6,330,506
111,000	Costco Wholesale Corp.	5,655,834	13,210,110
189,000	CST Brands Inc.	5,969,297	6,940,080
360,000	CVS Caremark Corp.	12,065,834	25,765,200
78,000	HSN Inc.	1,843,484	4,859,400
300,000	J.C. Penney Co. Inc.†	3,906,689	2,745,000
50,000	Krispy Kreme Doughnuts Inc.†	360,134	964,500
2,100,000	Lianhua Supermarket Holdings Ltd., Cl. H	3,483,476	1,624,905
198,800	Macy’s Inc.	3,357,677	10,615,920
10,000	Murphy USA Inc.†	435,054	415,600
63,000	Outerwall Inc.†	3,020,236	4,238,010
70,000	Safeway Inc.	1,600,571	2,279,900
54,400	The Cheesecake Factory Inc.	1,610,898	2,625,888
36,600	The Home Depot Inc.	1,137,548	3,013,644
65,600	The Kroger Co.	398,570	2,593,168

Shares		Cost	Market Value
25,000	Walgreen Co.	$805,856	$1,436,000
40,400	Wal-Mart Stores Inc.	2,047,814	3,179,076
106,000	Whole Foods Market Inc.	1,198,362	6,129,980

		50,540,176	102,100,927

	Specialty Chemicals — 1.3%
27,000	Airgas Inc.	1,747,988	3,019,950
22,000	Ashland Inc.	1,227,512	2,134,880
89,400	Chemtura Corp.†	1,466,601	2,496,048
615,000	Ferro Corp.†	5,224,736	7,890,450
110,000	General Chemical Group Inc.†	365,584	1,375
60,100	H.B. Fuller Co.	446,529	3,127,604
106,100	International Flavors & Fragrances Inc.	4,792,350	9,122,478
35,000	Material Sciences Corp.†	226,875	413,350
1,800	NewMarket Corp.	191,887	601,470
400,000	OMNOVA Solutions Inc.†	1,095,242	3,644,000
11,000	Praxair Inc.	1,148,655	1,430,330
237,800	Sensient Technologies Corp.	4,512,330	11,538,056
14,000	SGL Carbon SE	497,019	554,203
65,000	Zep Inc.	735,432	1,180,400

		23,678,740	47,154,594

	Telecommunications — 2.1%
45,000	AT&T Inc.	1,084,032	1,582,200
40,000	CenturyLink Inc.	699,241	1,274,003
1,400,000	Cincinnati Bell Inc.†	5,341,647	4,984,000
320,000	Deutsche Telekom AG, ADR	5,290,536	5,523,200
30,000	Hellenic Telecommunications Organization SA†	435,110	399,092
25,000	Hellenic Telecommunications Organization SA, ADR†	111,368	162,500
64,000	Intelsat SA†	1,172,274	1,442,560
15,000	Level 3 Communications Inc.†	321,762	497,550
73,500	Loral Space & Communications Inc.†	2,909,783	5,952,030
240,000	NII Holdings Inc.†	2,133,623	660,000
180,015	Oi SA, ADR	1,312,657	286,224
12,000	Orange SA, ADR	145,985	148,200
230,000	Portugal Telecom SGPS SA	2,186,606	999,862
147,415	Sprint Corp.†	835,837	1,584,711
3,057,800	Telecom Italia SpA	1,706,079	3,032,981
175,000	Telecom Italia SpA, ADR	1,222,253	1,743,000
46,500	Telefonica Brasil SA, ADR	911,624	893,730
276,201	Telefonica SA, ADR	3,373,781	4,513,124
1,090,510	Telephone & Data Systems Inc.	21,972,247	28,113,348
93,200	tw telecom inc.†	1,688,663	2,839,804
187,800	Verizon Communications Inc.	5,407,342	9,228,492
50,000	VimpelCom Ltd., ADR	701,510	647,000

		60,963,960	76,507,611

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2013

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Transportation — 0.5%
334,100	GATX Corp	$8,593,790	$17,429,997
4,000	Kansas City Southern	7,317	495,320
46,000	Providence and Worcester Railroad Co.	710,155	899,760

		9,311,262	18,825,077

	Wireless Communications — 0.7%
117,400	America Movil SAB de CV, Cl. L, ADR	358,790	2,743,638
49,200	Millicom International Cellular SA, SDR	4,594,762	4,899,461
250,000	NTT DoCoMo Inc.	3,573,391	4,095,053
21,857	Tim Participacoes SA, ADR	157,720	573,528
180,289	United States Cellular Corp.	8,787,251	7,539,686
115,000	Vodafone Group plc, ADR	2,974,243	4,520,650

		20,446,157	24,372,016

	TOTAL COMMON STOCKS	1,456,909,853	3,640,874,819

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450% Pfd.	674,937	701,708

	RIGHTS — 0.0%
	Airlines — 0.0%
100,000	American Airlines Group Inc., CVR, expire 01/16/14†	31,321	1,350,000

	Health Care — 0.0%
20,000	American Medical Alert Corp.†	0	200

	Metals and Mining — 0.0%
120,000	Turquoise Hill Resources Ltd., expire 03/25/14†	193,639	115,200

	TOTAL RIGHTS	224,960	1,465,400

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	411,720	184

	Energy and Utilities — 0.0%
300,000	Kinder Morgan Inc., expire 05/25/17†	343,263	1,218,000

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 06/16/14†(d)	298,980	198,000

	TOTAL WARRANTS	1,053,963	1,416,184

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$27,536,000	U.S. Treasury Bills, 0.040% to 0.130%††, 01/16/14 to 06/19/14	$27,528,088	$27,530,807

	TOTAL INVESTMENTS — 99.9%	$1,486,391,801	3,671,988,918

	Other Assets and Liabilities (Net) — 0.1%		3,994,157

	NET ASSETS — 100.0%		$3,675,983,075

(a)	At December 31, 2013, the Fund held an investment in a restricted and illiquid security amounting to $309,747 and 0.01% of net assets, which was valued as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/13 Carrying Value Per Share
187,050,000	Rolls-Royce Holdings plc, Cl. C	10/23/13	$302,078	$0.0017

(b)	Denoted in units.
(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2013, the market value of the Regulation S security amounted to $3,918,000 or 0.11% of total investments, which was valued as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/13 Carrying Value Per Share
6,000	Samsung Electronics Co. Ltd., GDR	07/15/04	$1,077,139	$653.0000

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the market value of the Rule 144A security amounted to $198,000 or 0.00% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

December 31, 2013

Assets:
Investments, at value (cost $1,486,391,801)	$3,671,988,918
Cash	4,025
Receivable for Fund shares sold	5,429,048
Receivable for investments sold	381,498
Dividends receivable	3,803,338
Prepaid expenses	62,447

Total Assets	3,681,669,274

Liabilities:
Payable for Fund shares redeemed	1,401,989
Payable for investment advisory fees	3,039,278
Payable for distribution fees	767,569
Payable for accounting fees	3,750
Other accrued expenses	473,613

Total Liabilities	5,686,199

Net Assets
(applicable to 56,370,057 shares outstanding)	$3,675,983,075

Net Assets Consist of:
Paid-in capital	$1,506,771,059
Accumulated net investment loss	(460,544)
Accumulated net realized loss on investments and foreign currency transactions	(15,927,615)
Net unrealized appreciation on investments	2,185,597,117
Net unrealized appreciation on foreign currency translations	3,058

Net Assets	$3,675,983,075

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,178,406,309 ÷ 48,664,722 shares outstanding)	$65.31

Class A:
Net Asset Value and redemption price per share ($112,706,882 ÷ 1,738,769 shares outstanding)	$64.82

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$68.77

Class C:
Net Asset Value and offering price per share ($104,620,150 ÷ 1,671,879 shares outstanding)	$62.58	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($280,249,734 ÷ 4,294,687 shares outstanding)	$65.25

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2013

Investment Income:
Dividends (net of foreign withholding taxes of $1,049,445)	$55,164,206
Interest	35,830

Total Investment Income	55,200,036

Expenses:
Investment advisory fees	32,493,579
Distribution fees - Class AAA	7,158,417
Distribution fees - Class A	219,464
Distribution fees - Class C	788,969
Shareholder services fees	2,072,068
Custodian fees	388,319
Shareholder communications expenses	260,961
Trustees’ fees	190,000
Registration expenses	101,627
Legal and audit fees	72,855
Accounting fees	45,000
Interest expense	4,523
Tax expense	83
Miscellaneous expenses	178,559

Total Expenses	43,974,424

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(28,608)
Custodian fee credits	(562)

Total Reductions and Credits	(29,170)

Net Expenses	43,945,254

Net Investment Income	11,254,782

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	163,354,753
Net realized gain on foreign currency transactions	69,862

Net realized gain on investments and foreign currency transactions	163,424,615

Net change in unrealized appreciation/depreciation:
on investments	726,917,677
on foreign currency translations	6,413

Net change in unrealized appreciation on investments and foreign currency translations	726,924,090

Net Realized and Unrealized Gain on Investments and Foreign Currency	890,348,705

Net Increase in Net Assets Resulting from Operations	$901,603,487

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$11,254,782	$27,747,868
Net realized gain on investments and foreign currency transactions	163,424,615	156,083,853
Net change in unrealized appreciation on investments and foreign currency translations	726,924,090	232,479,570

Net Increase in Net Assets Resulting from Operations	901,603,487	416,311,291

Distributions to Shareholders:
Net investment income
Class AAA	(9,499,483)	(23,418,245)
Class A	(375,094)	(705,300)
Class C	—	(180,970)
Class I	(1,451,174)	(1,964,146)

	(11,325,751)	(26,268,661)

Net realized gain
Class AAA	(139,537,116)	(127,652,942)
Class A	(4,979,065)	(3,825,581)
Class C	(4,706,701)	(2,890,990)
Class I	(12,158,812)	(8,399,405)

	(161,381,694)	(142,768,918)

Total Distributions to Shareholders	(172,707,445)	(169,037,579)

Shares of Beneficial Interest Transactions:
Class AAA	44,788,800	(268,301,992)
Class A	18,718,474	1,904,822
Class B*	—	(6,201)
Class C	33,703,557	9,721,823
Class I	73,874,564	55,796,134

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	171,085,395	(200,885,414)

Redemption Fees	8,574	8,340

Net Increase in Net Assets	899,990,011	46,396,638
Net Assets:
Beginning of year	2,775,993,064	2,729,596,426

End of year (including undistributed net investment income of $0 and $0, respectively)	$3,675,983,075	$2,775,993,064

*	Class B Shares were fully redeemed and closed on September 5, 2012.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2013	$51.87	$0.21	$16.42	$16.63	$(0.20)	$(2.99)	$(3.19)	$0.00	$65.31	32.4%	$3,178,406	0.35%	1.35%	7%
2012	47.60	0.50	7.10	7.60	(0.52)	(2.81)	(3.33)	0.00	51.87	16.0	2,487,368	0.97	1.38	4
2011	48.93	0.19	(0.41)	(0.22)	(0.18)	(0.93)	(1.11)	0.00	47.60	(0.4)	2,527,218	0.39	1.37	8
2010	40.21	0.15	9.13	9.28	(0.15)	(0.41)	(0.56)	0.00	48.93	23.1	2,571,513	0.35	1.38	7
2009	31.01	0.25	9.22	9.47	(0.27)	—	(0.27)	0.00	40.21	30.5	2,107,979	0.74	1.40	7
Class A
2013	$51.52	$0.20	$16.32	$16.52	$(0.23)	$(2.99)	$(3.22)	$0.00	$64.82	32.4%	$112,707	0.33%	1.35%	7%
2012	47.30	0.50	7.05	7.55	(0.52)	(2.81)	(3.33)	0.00	51.52	16.0	74,713	0.98	1.38	4
2011	48.65	0.21	(0.42)	(0.21)	(0.21)	(0.93)	(1.14)	0.00	47.30	(0.4)	66,330	0.43	1.37	8
2010	40.01	0.15	9.07	9.22	(0.17)	(0.41)	(0.58)	0.00	48.65	23.0	23,280	0.34	1.38	7
2009	30.85	0.25	9.17	9.42	(0.26)	—	(0.26)	0.00	40.01	30.5	13,216	0.75	1.40	7
Class C
2013	$50.01	$(0.24)	$15.80	$15.56	—	$(2.99)	$(2.99)	$0.00	$62.58	31.4%	$104,620	(0.41)%	2.10%	7%
2012	46.05	0.13	6.82	6.95	$(0.18)	(2.81)	(2.99)	0.00	50.01	15.1	54,546	0.27	2.13	4
2011	47.53	(0.15)	(0.40)	(0.55)	—	(0.93)	(0.93)	0.00	46.05	(1.1)	41,146	(0.32)	2.12	8
2010	39.25	(0.17)	8.86	8.69	—	(0.41)	(0.41)	0.00	47.53	22.1	17,240	(0.40)	2.13	7
2009	30.31	(0.01)	9.00	8.99	(0.05)	—	(0.05)	0.00	39.25	29.6	8,916	(0.03)	2.15	7
Class I
2013	$51.82	$0.36	$16.42	$16.78	$(0.36)	$(2.99)	$(3.35)	$0.00	$65.25	32.7%	$280,250	0.60%	1.10%	7%
2012	47.56	0.67	7.06	7.73	(0.66)	(2.81)	(3.47)	0.00	51.82	16.3	159,366	1.30	1.13	4
2011	48.90	0.34	(0.44)	(0.10)	(0.31)	(0.93)	(1.24)	0.00	47.56	(0.2)	94,896	0.69	1.12	8
2010	40.18	0.27	9.11	9.38	(0.25)	(0.41)	(0.66)	0.00	48.90	23.4	38,532	0.62	1.13	7
2009	30.97	0.33	9.24	9.57	(0.36)	—	(0.36)	0.00	40.18	30.9	6,080	0.99	1.15	7

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 73,605,745	—	$309,747	$ 73,915,492
Consumer Products	161,393,426	$ 30	—	161,393,456
Energy and Utilities	234,340,599	—	0	234,340,599
Financial Services	303,871,766	85,875	—	303,957,641
Specialty Chemicals	47,153,219	1,375	—	47,154,594
Other Industries (a)	2,820,113,037	—	—	2,820,113,037

Total Common Stocks	3,640,477,792	87,280	309,747	3,640,874,819

Preferred Stocks (a)	701,708	—	—	701,708
Rights (a)	115,200	1,350,000	200	1,465,400
Warrants (a)	1,218,184	—	198,000	1,416,184
U.S. Government Obligations	—	27,530,807	—	27,530,807

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,642,512,884	$28,968,087	$507,947	$3,671,988,918

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the year ended December 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 (as clarified by ASU No. 2013-01) “Disclosures about Offsetting Assets and Liabilities” requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The Fund’s derivative contracts held at December 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the year ended December 31, 2013, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of December 31, 2013, refer to the Schedule of Investments.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, recharacterization of distributions, and adjustments on the sale of securities no longer deemed passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2013, reclassifications were made to decrease accumulated net investment loss by $500,099 and increase accumulated net realized loss on investments and foreign currency transactions by $421,997, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2013 and 2012 was as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012*
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$ 16,013,291	$ 30,465,943
Net long term capital gains.	156,694,154	152,070,167
Total distributions paid.	$172,707,445	$182,536,110

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2013, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed long term capital gains	$66,041
Net unrealized appreciation on investments and foreign currency translations	2,169,145,975

Total.	$2,169,212,016

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

At December 31, 2013, the differences between book basis and tax basis net unrealized appreciation were primarily due to mark-to-market adjustments on investments no longer considered a passive foreign investment company, deferral of losses from wash sales for tax purposes, and basis adjustments on investments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,502,846,001	$2,214,742,465	$(45,599,548)	$2,169,142,917

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2013, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2010 through December 31, 2013 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the year ended December 31, 2013, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $28,608.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receive $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2013, other than short term securities and U.S. Government obligations, aggregated $231,567,949 and $273,119,853, respectively.

6. Transactions with Affiliates. During the year ended December 31, 2013, the Fund paid brokerage commissions on security trades of $212,110 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $107,056 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the year ended December 31, 2013, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At December 31, 2013, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2013 was $183,877 with a weighted average interest rate of 1.20%. The maximum amount borrowed at any time during the year ended December 31, 2013 was $19,809,000.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2013 and 2012 amounted to $8,574 and $8,340, respectively.

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,423,832	$263,159,452	4,807,279	$246,367,187
Shares issued upon reinvestment of distributions	2,286,536	142,336,582	2,784,478	143,539,981
Shares redeemed	(5,996,588)	(360,707,234)	(12,733,311)	(658,209,160)

Net increase/(decrease)	713,780	$44,788,800	(5,141,554)	$(268,301,992)

Class A
Shares sold	706,248	$42,350,728	664,165	$33,557,026
Shares issued upon reinvestment of distributions	71,553	4,420,533	79,301	4,060,214
Shares redeemed	(489,225)	(28,052,787)	(695,743)	(35,712,418)

Net increase	288,576	$18,718,474	47,723	$1,904,822

Class B*
Shares redeemed	—	$—	(127)	$(6,201)

Net decrease	—	$—	(127)	$(6,201)

Class C
Shares sold	718,776	$41,515,359	339,602	$16,789,412
Shares issued upon reinvestment of distributions	56,269	3,356,995	46,274	2,300,264
Shares redeemed	(193,750)	(11,168,797)	(188,899)	(9,367,853)

Net increase	581,295	$33,703,557	196,977	$9,721,823

Class I
Shares sold	1,815,870	$109,706,548	2,057,126	$106,292,895
Shares issued upon reinvestment of distributions	191,925	11,933,903	180,004	9,270,235
Shares redeemed	(788,463)	(47,765,887)	(1,157,150)	(59,766,996)

Net increase	1,219,332	$73,874,564	1,079,980	$55,796,134

*	Class B Shares were fully redeemed and closed on September 5, 2012.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The Gabelli Asset Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Asset Fund (hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 24, 2014

The Gabelli Asset Fund

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[4]

INTERESTED TRUSTEES[3] :

Mario J. Gabelli, CFA Trustee and Chief Investment Officer Age: 71	Since 1986	27	Chairman, Chief Executive Officer, Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc., and Chief Investment Officer–Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds Complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group, Inc. (communications); Director of RLJ Acquisition Inc. (blank check company)(2011-2012)

John D. Gabelli Trustee Age: 69	Since 1999	10	Senior Vice President of G.research, Inc.	—

INDEPENDENT TRUSTEES[5] :

Anthony J. Colavita Trustee Age: 78	Since 1989	36	President of the law firm of Anthony J. Colavita, P.C.	—

James P. Conn Trustee Age: 75	Since 1992	20	Former Managing Director and Chief Investment Officer of Financial Security Assurance Holdings Ltd. (1992-1998)	Director of First Republic Bank (banking) through January 2008

Kuni Nakamura Trustee Age: 45	Since 2009	13	President of Advanced Polymer, Inc. (chemical wholesale company)	—

Anthony R. Pustorino Trustee Age: 88	Since 1986	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing) (2002-2010)

Werner J. Roeder, MD Trustee Age: 73	Since 2001	22	Medical Director of Lawrence Hospital and practicing private physician	—

Anthonie C. van Ekris Trustee Age: 79	1986-1989 1992-present	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	—

Salvatore J. Zizza Trustee Age: 68	1986-1996 2000-present	30	Chairman (since 1978) of Zizza & Associates Corp. (financial consulting); Chairman (since 2005) of Metropolitan Paper Recycling, Inc. (recycling); Chairman (since 1999) of Harbor BioSciences, Inc. (biotechnology)	Director and Vice Chairman of Trans-Lux Corporation (business services); Director and Chairman of Harbor Diversified Inc. (pharmaceuticals); Chairman of Bion Environmental Technologies (technology); Director, Chairman, and CEO of General Employment Enterprises (staffing services)(2009-2012)

The Gabelli Asset Fund

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

Bruce N. Alpert President Age: 62	Since 2006	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies in the Gabelli/GAMCO Funds Complex; Director of Teton Advisors, Inc. 1998-2012; Chairman of Teton Advisors, Inc., July 2008-2010; President of Teton Advisors, Inc., 1998-2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Andrea R. Mango Secretary Age: 41	Since November 2013	Counsel of Gabelli Funds, LLC; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company 2011-2013; Vice President and Counsel of Deutsche Bank 2006-2011

Agnes Mullady Treasurer Age: 55	Since 2006	President and Chief Operating Officer of the Open-End Fund Division of Gabelli Funds, LLC since September 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds Complex

Richard J. Walz Chief Compliance Officer Age: 54	Since November 2013	Chief Compliance Officer of the Gabelli/GAMCO Funds Complex; Chief Compliance Officer of AEGON USA Investment Management, LLC 2011-2013; Chief Compliance Officer of Cutwater Asset Management 2004-2011.

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

“Interested person” of the Fund as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

THE GABELLI ASSET FUND

2013 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2013, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.291, $0.313, $0.092, and $0.444 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $156,694,154, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2013, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.08% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 31.82% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2013 which was derived from U.S. Treasury securities was 0.04%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2013. The percentage of U.S. Government securities held as of December 31, 2013 was 0.75%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating	TM

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall, 3 stars for the three year period and 5 stars for the five and ten year periods ended December 31, 2013 among 1,355 1,355, 1,215, and 794 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB405Q413AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $35,587 for 2012 and $37,188 for 2013.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2012 and $0 for 2013.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,625 for 2012 and $3,770 for 2013. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2012 and $0 for 2013.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) N//A

(d) 100%

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2012 and $0 for 2013.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/6/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/6/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	3/6/2014

* Print the name and title of each signing officer under his or her signature.